SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation on Straight-line Basis Over Useful Life of Assets) (Details)	12 Months Ended
Dec. 31, 2020
Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	6-15
Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	15-33
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	33
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the renewal option held by the Company which is expected to be exercised) and the expected life of the improvement.